CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 428.5	$ 371.2
Trade receivables (net of allowance of $16.5 and $20.4 at December 31, 2016 and 2015, respectively)	512.5	703.3
Inventories	853.8	1,063.6
Prepaid and other current assets	172.8	252.5
Current assets held for sale	732.9	749.6
Total current assets	2,700.5	3,140.2
Non-current assets
Property, plant and equipment – net	304.6	371.9
Goodwill	259.7	459.1
Intangible assets – net	18.4	22.6
Other assets	552.3	461.7
Non-current assets held for sale	1,171.3	1,160.5
Total assets	5,006.8	5,616.0
Current liabilities
Notes payable and current portion of long-term debt	13.8	66.4
Trade accounts payable	522.7	560.7
Accrued compensation and benefits	125.1	128.5
Accrued warranties and product liability	61.2	51.5
Other current liabilities	230.4	205.5
Current liabilities held for sale	453.8	446.0
Total current liabilities	1,407.0	1,458.6
Non-current liabilities
Long-term debt, less current portion	1,562.0	1,729.8
Retirement plans	153.8	157.0
Other non-current liabilities	50.7	60.1
Non-current liabilities held for sale	312.1	298.5
Total liabilities	3,485.6	3,704.0
Commitments and contingencies
Stockholders’ equity
Common stock, $.01 par value – authorized 300.0 shares; issued 129.6 and 128.8 shares at December 31, 2016 and 2015, respectively	1.3	1.3
Additional paid-in capital	1,300.0	1,273.3
Retained earnings	1,897.9	2,104.6
Accumulated other comprehensive (loss) income	(779.4)	(649.6)
Less cost of shares of common stock in treasury – 24.6 and 21.1 shares at December 31, 2016 and 2015, respectively	(935.1)	(852.2)
Total Terex Corporation stockholders’ equity	1,484.7	1,877.4
Noncontrolling interest	36.5	34.6
Total stockholders’ equity	1,521.2	1,912.0
Total liabilities, noncontrolling interest and stockholders’ equity	$ 5,006.8	$ 5,616.0